MINING MACHINES, NET (Tables)	12 Months Ended
Dec. 31, 2025
MINING MACHINES, NET
Schedule of mining machines, net

	As of December 31, 2024	As of December 31, 2025
Mining machines	254,346,496	705,693,431
Less: accumulated depreciation	(11,539,783)	(118,667,899)
Less: provision for impairment	—	(338,280,027)
Mining machines, net	242,806,713	248,745,505